Equity (Details) - Schedule of stock option activity	9 Months Ended
Sep. 30, 2024 $ / shares shares
Schedule Of Stock Option Activity Abstract
Options outstanding, Number of Options | shares	1,360,652
Options outstanding, Weighted Average Exercise Price | $ / shares	$ 20.67
Granted, Number of Options | shares	0
Granted, Weighted Average Exercise Price | $ / shares	$ 0
Exercised, Number of Options | shares	(12,413)
Exercised, Weighted Average Exercise Price | $ / shares	$ 12.30
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period | shares	(176,524)
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price | $ / shares	$ 23.65
Options outstanding, Number of Options | shares	1,171,715
Options outstanding, Weighted Average Exercise Price | $ / shares	$ 20.31
Options exercisable, Number of Options | shares	940,704
Options exercisable, Weighted Average Exercise Price | $ / shares	$ 21.29